UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2014 – March 31, 2014

Item 1. Schedule of Investments.

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value

Equity Securities – 86.5%
Common Stock - 86.1%
Communications - 6.8%
290,875	America Movil SAB de CV, ADR	$5,782,595
23,834	Cisco Systems, Inc.	534,120
276,750	Corning, Inc.	5,761,935
500	Deutsche Telekom AG, ADR	8,110
15,499	DIRECTV (a)	1,184,433
2,500	News Corp., Class A (a)	43,050
449,505	Oi SA, ADR	597,842
388,000	Telefonica SA, ADR	6,126,520
10,000	Twenty-First Century Fox, Inc., Class A	319,700
3,000	Viacom, Inc., Class B	254,970
		20,613,275
Consumer Discretionary - 11.2%
132,579	Apollo Group, Inc., Class A (a)	4,539,505
111,150	Arcos Dorados Holdings, Inc., Class A	1,120,392
39,380	Coach, Inc.	1,955,611
37,860	Comcast Corp., Class A	1,893,757
47,694	CST Brands, Inc.	1,489,961
51,490	CVS Caremark Corp.	3,854,541
1,547	Discovery Communications, Inc., Class A (a)	127,937
1,547	Discovery Communications, Inc., Class C (a)	119,212
3,425	General Motors Co.	117,889
164,150	H&R Block, Inc.	4,955,688
2,640	Jamba, Inc. (a)	31,667
249,878	Lincoln Educational Services Corp.	942,040
23,850	Lowe's Cos., Inc.	1,166,265
12,750	McDonald's Corp.	1,249,882
13,480	Newell Rubbermaid, Inc.	403,052
6,850	NIKE, Inc., Class B	505,941
3,250	Sally Beauty Holdings, Inc. (a)	89,050
1,176	The Andersons, Inc.	69,666
5,725	The Home Depot, Inc.	453,019
290	Time Warner Cable, Inc.	39,782
12,650	Time Warner, Inc.	826,425
19,958	Universal Technical Institute, Inc.	258,456
62,000	Wal-Mart Stores, Inc.	4,738,660
121,102	Weight Watchers International, Inc. (a)	2,487,435
8,600	Yum! Brands, Inc.	648,354
		34,084,187
Consumer Staples - 27.0%
40,600	AbbVie, Inc.	2,086,840
4,400	Alkermes PLC (a)	193,996
456,378	Alliance One International, Inc. (a)	1,332,624
62,500	Altria Group, Inc.	2,339,375
171,952	Avon Products, Inc.	2,517,377
19,200	Baxter International, Inc.	1,412,736
15,100	British American Tobacco PLC, ADR	1,682,593
13,200	Coca-Cola HBC AG ADR (a)	328,284
21,580	Community Health Systems, Inc. (a)	845,289
10,085	ConAgra Foods, Inc.	312,938
9,375	Diageo PLC, ADR	1,168,031
35,050	Dr. Pepper Snapple Group, Inc.	1,908,823
49,228	Express Scripts Holding Co. (a)	3,696,530
122,435	Hospira, Inc. (a)	5,295,314
20,100	Kelly Services, Inc., Class A	476,973
2,950	Manpowergroup, Inc.	232,548
188,682	Molson Coors Brewing Co., Class B	11,105,822
13,862	Mondelez International, Inc., Class A	478,932
13,100	Monster Beverage Corp. (a)	909,795
3,660	National Beverage Corp. (a)	71,407
100	Nestle SA, ADR	7,522
115,360	PepsiCo, Inc.	9,632,560
76,400	Philip Morris International, Inc.	6,254,868
30,129	PRGX Global, Inc. (a)	208,794
548,921	Tesco PLC, ADR	8,195,391
66,500	The Coca-Cola Co.	2,570,890
1,100	The JM Smucker Co.	106,964
119,084	The Kroger Co.	5,198,017
54,425	The Procter & Gamble Co.	4,386,655
214,190	The Western Union Co.	3,504,148
99,000	Unilever NV, ADR	4,070,880
		82,532,916
Energy - 4.8%
10,235	Apache Corp.	848,993
143,710	BP PLC, ADR	6,912,451
16,750	Chevron Corp.	1,991,743
15,600	ConocoPhillips	1,097,460
9,200	Exxon Mobil Corp.	898,656
800	Lukoil OAO, ADR	44,740
11,700	Petroleo Brasileiro SA, ADR	153,855
7,800	Phillips 66	601,068
1,100	Royal Dutch Shell PLC, ADR	80,366
500	Seadrill, Ltd.	17,580
22,550	Transocean, Ltd.	932,217
19,100	Valero Energy Corp.	1,014,210
		14,593,339
Financials - 13.6%
42,250	Aflac, Inc.	2,663,440
39,000	American International Group, Inc.	1,950,390
1,280	Ameriprise Financial, Inc.	140,890
179,083	Bank of America Corp.	3,080,228
16,000	Berkshire Hathaway, Inc., Class B (a)	1,999,520
570	Capital One Financial Corp.	43,981
76,724	Central Pacific Financial Corp.	1,549,825
26,315	Credit Suisse Group AG, ADR	852,080
80,175	Franklin Resources, Inc.	4,343,881
6,000	Julius Baer Group, Ltd., ADR	52,920
24,900	Legg Mason, Inc.	1,221,096
52,390	Marsh & McLennan Cos., Inc.	2,582,827
69,300	MasterCard, Inc., Class A	5,176,710
12,745	Mercury General Corp.	574,544
500	The Allstate Corp.	28,290
227,600	The Bank of New York Mellon Corp.	8,032,004
38,418	The Travelers Cos., Inc.	3,269,372
7,350	U.S. Bancorp	315,021
3,974	Unum Group	140,322
8,900	Visa, Inc., Class A	1,921,154
23,000	Waddell & Reed Financial, Inc., Class A	1,693,260
500	Wells Fargo & Co.	24,870
		41,656,625
Health Care - 14.4%
42,600	Abbott Laboratories	1,640,526
29,100	Becton Dickinson and Co.	3,407,028
52,725	GlaxoSmithKline PLC, ADR	2,817,097
53,450	Johnson & Johnson	5,250,393
1,100	Laboratory Corp. of America Holdings (a)	108,031
98,753	Medtronic, Inc.	6,077,260
119,910	Merck & Co., Inc.	6,807,291
63,782	Pfizer, Inc.	2,048,678
54,267	Quest Diagnostics, Inc.	3,143,145
63,674	UnitedHealth Group, Inc.	5,220,631
27,221	WellPoint, Inc.	2,709,850
49,400	Zimmer Holdings, Inc.	4,672,252
		43,902,182
Industrials - 1.7%
21,550	AGCO Corp.	1,188,698
22,030	Brady Corp., Class A	598,114
19,000	General Electric Co.	491,910
12,500	Raytheon Co.	1,234,875
3,500	Textainer Group Holdings, Ltd.	133,945
3,550	The Boeing Co.	445,490
12,515	United Parcel Service, Inc., Class B	1,218,711
		5,311,743
Information Technology - 3.8%
52,325	Intel Corp.	1,350,509
159,114	Microsoft Corp.	6,522,083
82,320	Oracle Corp.	3,367,711
7,652	Paychex, Inc.	325,975
		11,566,278
Materials - 2.3%
28,050	E.I. du Pont de Nemours & Co.	1,882,155
7,000	LyondellBasell Industries NV, Class A	622,580
19,175	Newmont Mining Corp.	449,462
6,400	Precision Castparts Corp.	1,617,664
47,350	The Dow Chemical Co.	2,300,736
14,000	Vale SA, ADR	193,620
		7,066,217
Telecommunications - 0.4%
27,300	AT&T, Inc.	957,411
7,335	Verizon Communications, Inc.	348,926
		1,306,337
Utilities - 0.1%
5,616	FirstService Corp.	266,816

Total Common Stock(Cost $185,398,813)	262,899,915

Shares	Security Description	Rate	Value

Preferred Stock - 0.4%
Financials - 0.4%
985,000	The Charles Schwab Corp. (Cost $985,000) (b)	7.00%	1,127,825
Total Equity Securities (Cost $186,383,813)	264,027,740

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities – 1.3%
Corporate Non-Convertible Bonds - 1.1%
Communications - 0.2%
$600,000	Telefonica Emisiones SAU	6.42%	06/20/16	664,734

Consumer Staples - 0.2%
50,000	Constellation Brands, Inc.	7.25	05/15/17	58,250
375,000	SUPERVALU, Inc.	8.00	05/01/16	415,313
				473,563
Energy - 0.2%
190,000	El Paso Corp.	6.70	02/15/27	204,369
424,000	Sunoco, Inc.	5.75	01/15/17	467,504
				671,873
Financials - 0.1%
260,000	Janus Capital Group, Inc.	6.70	06/15/17	293,765
65,000	Zions Bancorporation	5.50	11/16/15	68,782
				362,547
Materials - 0.2%
505,000	Weyerhaeuser Co.	7.95	03/15/25	627,039

Utilities - 0.2%
255,000	Energy Future Holdings Corp.	9.75	10/15/19	193,800
312,000	Energy Future Intermediate Holding Co., LLC (c)	9.75	10/15/19	237,120
				430,920
Total Corporate Non-Convertible Bonds (Cost $2,904,180)	3,230,676

Foreign Municipal Bonds - 0.1%
356,000	Ontario Hydro Residual Strip (Canada) (d)	5.47-5.65	11/27/20	267,562
235,000	Ontario Hydro Residual Strip (Canada) (d)	5.75	08/18/22	162,510
Total Foreign Municipal Bonds (Cost $305,657)	430,072

Municipal Bonds - 0.1%
Ohio - 0.1%
550,000	Buckeye Tobacco Settlement Financing Authority (Cost $376,703)	5.88	06/01/47	444,505
Total Fixed Income Securities (Cost $3,586,540)	4,105,253

Shares	Security Description	Value

Rights - 0.0%
310,867	Community Health Systems, Inc. (Cost $0) (a)	18,807

Total Investments - 87.8% (Cost $189,970,353)*	$268,151,800
Other Assets & Liabilities, Net – 12.2%	37,248,854
Net Assets – 100.0%	$305,400,654

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2014.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $237,120 or 0.1% of net assets.
(d)	Zero coupon bond. Interest rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$86,661,396
Gross Unrealized Depreciation	(8,479,949)
Net Unrealized Appreciation	$78,181,447

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$20,613,275	$-	$-	$20,613,275
Consumer Discretionary	34,084,187	-	-	34,084,187
Consumer Staples	82,532,916	-	-	82,532,916
Energy	14,593,339	-	-	14,593,339
Financials	41,656,625	-	-	41,656,625
Health Care	43,902,182	-	-	43,902,182
Industrials	5,311,743	-	-	5,311,743
Information Technology	11,566,278	-	-	11,566,278
Materials	7,066,217	-	-	7,066,217
Telecommunications	1,306,337	-	-	1,306,337
Utilities	266,816	-	-	266,816
Preferred Stock
Financials	-	1,127,825	-	1,127,825
Corporate Non-Convertible Bonds	-	2,993,556	237,120	3,230,676
Foreign Municipal Bonds	-	430,072	-	430,072
Municipal Bonds	-	444,505	-	444,505
Rights	18,807	-	-	18,807
Total Investments At Value	$262,918,722	$4,995,958	$237,120	$268,151,800

The following is a reconciliation of Level 3 investments which significant unobservable inputs were used to determine fair value.

Corporate Bonds
Balance as of 06/30/13	$-
Change in unrealized appreciation/(depreciation)	(63,960)
Transfers In	301,080
Balance as of 03/31/14	$237,120
Net change in unrealized depreciation from investments held as of 03/31/14	$(63,960)

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

There were no transfers between Level 1 and Level 2  for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.5%
Consumer Discretionary - 7.7%
25,000	CarMax, Inc. (a)	$1,170,000
263,000	LKQ Corp. (a)	6,930,050
14,000	Panera Bread Co., Class A (a)	2,470,580
48,000	Signet Jewelers, Ltd.	5,081,280
		15,651,910
Energy - 9.8%
30,000	Concho Resources, Inc. (a)	3,675,000
30,000	Core Laboratories NV	5,953,200
28,000	Range Resources Corp.	2,323,160
60,000	Schlumberger, Ltd.	5,850,000
48,000	Southwestern Energy Co. (a)	2,208,480
		20,009,840
Financials - 16.6%
57,000	American Tower Corp. REIT	4,666,590
79,000	Discover Financial Services	4,597,010
11,500	Markel Corp. (a)	6,855,150
80,000	Moody's Corp.	6,345,600
190,000	SEI Investments Co.	6,385,900
25,000	T. Rowe Price Group, Inc.	2,058,750
50,000	Verisk Analytics, Inc., Class A (a)	2,998,000
		33,907,000
Health Care - 5.1%
40,000	Celgene Corp. (a)	5,584,000
80,651	ExamWorks Group, Inc. (a)	2,823,591
4,700	Intuitive Surgical, Inc. (a)	2,058,553
		10,466,144
Industrials - 26.1%
53,000	Clean Harbors, Inc. (a)	2,903,870
100,000	Expeditors International of Washington, Inc.	3,963,000
30,000	Exponent, Inc.	2,251,800
240,600	Fastenal Co.	11,866,392
143,000	Healthcare Services Group, Inc.	4,155,580
75,000	Jacobs Engineering Group, Inc. (a)	4,762,500
44,000	Roper Industries, Inc.	5,874,440
62,000	Stericycle, Inc. (a)	7,044,440
74,000	WageWorks, Inc. (a)	4,152,140
145,000	Waste Connections, Inc.	6,359,700
		53,333,862
Information Technology - 29.5%
66,000	3D Systems Corp. (a)	3,903,900
95,783	ANSYS, Inc. (a)	7,377,207
47,000	Concur Technologies, Inc. (a)	4,656,290
5,000	CoStar Group, Inc. (a)	933,700
80,000	Dealertrack Technologies, Inc. (a)	3,935,200
82,000	Liquidity Services, Inc. (a)	2,136,100
155,000	QUALCOMM, Inc.	12,223,300
85,000	Red Hat, Inc. (a)	4,503,300
27,119	Tangoe, Inc. (a)	504,142
190,000	Trimble Navigation, Ltd. (a)	7,385,300
37,000	Tyler Technologies, Inc. (a)	3,096,160
45,000	Visa, Inc., Class A	9,713,700
		60,368,299
Materials - 3.7%
69,500	Ecolab, Inc.	7,505,305
Total Common Stock (Cost $125,621,585)	201,242,360

Total Investments - 98.5% (Cost $125,621,585)*	$201,242,360
Other Assets & Liabilities, Net – 1.5%	3,142,543
Net Assets – 100.0%	$204,384,903

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$76,338,388
Gross Unrealized Depreciation	(717,613)
Net Unrealized Appreciation	$75,620,775

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$201,242,360
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$201,242,360

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 95.5%
Consumer Discretionary - 6.7%
3,091	Dorman Products, Inc. (a)	$182,555
16,300	LKQ Corp. (a)	429,505
3,885	Signet Jewelers, Ltd.	411,266
		1,023,326
Consumer Staples - 1.1%
1,637	PriceSmart, Inc.	165,222

Energy - 10.6%
3,175	Concho Resources, Inc. (a)	388,938
1,869	Core Laboratories NV	370,884
5,166	Range Resources Corp.	428,623
9,430	Southwestern Energy Co. (a)	433,874
		1,622,319
Financials - 15.8%
6,636	Financial Engines, Inc.	336,976
903	Markel Corp. (a)	538,279
7,913	Moody's Corp.	627,659
15,457	SEI Investments Co.	519,510
6,594	Verisk Analytics, Inc., Class A (a)	395,376
		2,417,800
Health Care - 6.3%
7,666	CareFusion Corp. (a)	308,326
10,732	ExamWorks Group, Inc. (a)	375,727
1,851	Illumina, Inc. (a)	275,170
		959,223
Industrials - 28.8%
6,132	Clean Harbors, Inc. (a)	335,972
8,002	Expeditors International of Washington, Inc.	317,119
3,322	Exponent, Inc.	249,349
16,931	Fastenal Co.	835,037
11,467	Healthcare Services Group, Inc.	333,231
5,628	Jacobs Engineering Group, Inc. (a)	357,378
2,961	Roper Industries, Inc.	395,323
4,797	Stericycle, Inc. (a)	545,035
10,291	WageWorks, Inc. (a)	577,428
10,233	Waste Connections, Inc.	448,820
		4,394,692
Information Technology - 23.3%
5,523	3D Systems Corp. (a)	326,686
8,065	ANSYS, Inc. (a)	621,166
3,885	Concur Technologies, Inc. (a)	384,887
1,626	CoStar Group, Inc. (a)	303,639
5,859	Dealertrack Technologies, Inc. (a)	288,204
9,173	Red Hat, Inc. (a)	485,986
13,137	Tangoe, Inc. (a)	244,217
15,793	Trimble Navigation, Ltd. (a)	613,874
3,574	Tyler Technologies, Inc. (a)	299,072
		3,567,731
Materials - 2.9%
4,137	Ecolab, Inc.	446,755

Total Common Stock (Cost $11,023,041)	14,597,068

Total Investments - 95.5% (Cost $11,023,041)*	$14,597,068
Other Assets & Liabilities, Net – 4.5%	685,713
Net Assets – 100.0%	$15,282,781

(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,595,309
Gross Unrealized Depreciation	(21,282)
Net Unrealized Appreciation	$3,574,027

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$14,597,068
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$14,597,068

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.8%
Consumer Discretionary - 12.9%
1,602	Aaron's, Inc.	$48,444
1,444	Bauer Performance Sports, Ltd. (a)	18,535
943	Dorman Products, Inc. (a)	55,694
2,631	Einstein Noah Restaurant Group, Inc.	43,306
553	Hibbett Sports, Inc. (a)	29,243
1,129	Imax Corp. (a)	30,855
700	Monro Muffler Brake, Inc.	39,816
		265,893
Consumer Staples - 4.6%
898	Calavo Growers, Inc.	31,951
2,073	Inventure Foods, Inc. (a)	28,981
337	PriceSmart, Inc.	34,013
		94,945
Energy - 5.3%
118	Core Laboratories NV	23,416
1,101	Laredo Petroleum, Inc. (a)	28,472
285	Oil States International, Inc. (a)	28,101
468	Unit Corp. (a)	30,598
		110,587
Financials - 10.7%
845	Financial Engines, Inc.	42,909
723	Glacier Bancorp, Inc.	21,018
50	Markel Corp. (a)	29,805
1,282	OneBeacon Insurance Group, Ltd., Class A	19,820
594	ProAssurance Corp.	26,451
541	Waddell & Reed Financial, Inc., Class A	39,828
568	WSFS Financial Corp.	40,572
		220,403
Health Care - 13.4%
280	Atrion Corp.	85,719
480	Cepheid, Inc. (a)	24,759
628	DexCom, Inc. (a)	25,974
2,121	ExamWorks Group, Inc. (a)	74,256
131	MWI Veterinary Supply, Inc. (a)	20,386
1,105	Novadaq Technologies, Inc. (a)	24,619
351	The Advisory Board Co. (a)	22,552
		278,265
Industrials - 29.7%
1,337	Beacon Roofing Supply, Inc. (a)	51,688
830	Clean Harbors, Inc. (a)	45,476
3,937	Douglas Dynamics, Inc.	68,582
809	Envestnet, Inc. (a)	32,506
760	Exponent, Inc.	57,046
2,388	Healthcare Services Group, Inc.	69,395
130	Middleby Corp. (a)	34,347
468	MSC Industrial Direct Co., Inc.	40,491
3,830	Quality Distribution, Inc. (a)	49,752
1,652	Raven Industries, Inc.	54,103
1,657	Rexnord Corp. (a)	48,020
1,133	WageWorks, Inc. (a)	63,573
		614,979
Information Technology - 21.7%
516	3D Systems Corp. (a)	30,521
4,183	Amber Road, Inc. (a)	64,418
311	Badger Meter, Inc.	17,136
198	Concur Technologies, Inc. (a)	19,616
314	CoStar Group, Inc. (a)	58,636
811	Dealertrack Technologies, Inc. (a)	39,893
1,398	Ellie Mae, Inc. (a)	40,318
2,026	Liquidity Services, Inc. (a)	52,777
226	Littelfuse, Inc.	21,163
377	NVE Corp. (a)	21,504
267	Shutterfly, Inc. (a)	11,396
1,241	Tangoe, Inc. (a)	23,070
580	Tyler Technologies, Inc. (a)	48,535
		448,983
Materials - 0.5%
714	Marrone Bio Innovations, Inc. (a)	9,975

Total Common Stock (Cost $1,955,127)	2,044,030
Total Investments - 98.8% (Cost $1,955,127)*	$2,044,030
Other Assets & Liabilities, Net – 1.2%	25,334
Net Assets – 100.0%	$2,069,364

(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$123,166
Gross Unrealized Depreciation	(34,263)
Net Unrealized Appreciation	$88,903

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,044,030
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$2,044,030

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.7%
Consumer Discretionary - 14.1%
23,258	Comcast Corp., Class A	$1,163,365
61,495	Ford Motor Co.	959,322
20,216	Hanesbrands, Inc.	1,546,120
14,538	Lear Corp.	1,217,121
21,174	Lowe's Cos., Inc.	1,035,409
14,949	Magna International, Inc.	1,439,738
14,658	The Home Depot, Inc.	1,159,887
		8,520,962
Consumer Staples - 7.7%
28,786	Archer-Daniels-Midland Co.	1,249,025
19,899	CVS Caremark Corp.	1,489,639
17,227	Herbalife, Ltd.	986,590
12,183	Wal-Mart Stores, Inc.	931,147
		4,656,401
Energy - 5.6%
8,690	Chevron Corp.	1,033,328
11,616	Exxon Mobil Corp.	1,134,651
15,835	Phillips 66	1,220,245
		3,388,224
Financials - 16.2%
75,813	Bank of America Corp.	1,303,984
9,444	Berkshire Hathaway, Inc., Class B (a)	1,180,217
21,565	Citigroup, Inc.	1,026,494
57,870	E*TRADE Financial Corp. (a)	1,332,167
31,344	ING US, Inc.	1,136,847
29,635	Lincoln National Corp.	1,501,605
36,810	Morgan Stanley	1,147,368
20,986	The Allstate Corp.	1,187,388
		9,816,070
Health Care - 15.7%
6,603	Actavis PLC (a)	1,359,227
9,229	Amgen, Inc.	1,138,305
90,330	Boston Scientific Corp. (a)	1,221,262
17,415	Cardinal Health, Inc.	1,218,702
14,902	Gilead Sciences, Inc. (a)	1,055,956
8,951	Johnson & Johnson	879,257
8,267	McKesson Corp.	1,459,704
12,411	United Therapeutics Corp. (a)	1,167,006
		9,499,419
Industrials - 10.5%
44,794	Delta Air Lines, Inc.	1,552,112
9,833	Northrop Grumman Corp.	1,213,196
22,183	Oshkosh Corp.	1,305,913
53,996	Southwest Airlines Co.	1,274,846
8,197	The Boeing Co.	1,028,641
		6,374,708
Information Technology - 3.5%
17,888	Facebook, Inc. (a)	1,077,573
14,203	MasterCard, Inc., Class A	1,060,964
		2,138,537
Materials - 4.1%
17,063	Packaging Corp. of America	1,200,723
26,532	The Dow Chemical Co.	1,289,190
		2,489,913
Technology - 19.7%
2,050	Apple, Inc.	1,100,317
44,941	Cisco Systems, Inc.	1,007,128
13,638	DST Systems, Inc.	1,292,746
92,406	Marvell Technology Group, Ltd.	1,455,395
56,890	Micron Technology, Inc. (a)	1,346,017
24,991	Microsoft Corp.	1,024,381
26,717	Oracle Corp.	1,092,992
14,463	QUALCOMM, Inc.	1,140,552
16,789	SanDisk Corp.	1,363,099
19,804	Seagate Technology PLC	1,112,193
		11,934,820
Telecommunications - 1.6%
20,832	Verizon Communications, Inc.	990,978

Total Common Stock (Cost $50,083,483)	59,810,032
Total Investments - 98.7% (Cost $50,083,483)*	$59,810,032
Other Assets & Liabilities, Net – 1.3%	782,570
Net Assets – 100.0%	$60,592,602

PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,170,097
Gross Unrealized Depreciation	(443,548)
Net Unrealized Appreciation	$9,726,549

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$59,810,032
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$59,810,032

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stock - 99.1%
Consumer Discretionary - 11.6%
6,235	Capella Education Co.	$393,740
17,500	LifeLock, Inc. (a)	299,425
25,394	Ruth's Hospitality Group, Inc.	307,013
10,400	Skechers U.S.A., Inc., Class A (a)	380,016
23,796	Smith & Wesson Holding Corp. (a)	347,898
12,301	Tower International, Inc. (a)	334,833
8,087	Universal Electronics, Inc. (a)	310,460
		2,373,385
Consumer Staples - 5.1%
5,764	Cal-Maine Foods, Inc.	361,864
7,947	Inter Parfums, Inc.	287,761
18,628	Pilgrim's Pride Corp. (a)	389,698
		1,039,323
Energy - 6.4%
14,007	Green Plains Renewable Energy, Inc.	419,650
9,464	Matrix Service Co. (a)	319,694
19,459	Renewable Energy Group, Inc. (a)	233,119
7,890	Stone Energy Corp. (a)	331,143
		1,303,606
Financials - 20.3%
7,267	American Financial Group, Inc.	419,379
9,498	AmTrust Financial Services, Inc.	357,220
9,533	Employers Holdings, Inc.	192,853
7,584	FBL Financial Group, Inc., Class A	328,539
16,052	FXCM, Inc., Class A	237,088
12,471	HFF, Inc., Class A (a)	419,150
25,000	Maiden Holdings, Ltd.	312,000
19,202	OFG Bancorp	330,082
11,091	PHH Corp. (a)	286,591
6,702	ProAssurance Corp.	298,440
4,411	StanCorp Financial Group, Inc.	294,655
23,728	Susquehanna Bancshares, Inc.	270,262
20,008	United Community Banks, Inc. (a)	388,355
		4,134,614
Health Care - 15.4%
7,739	Amsurg Corp. (a)	364,352
5,653	Centene Corp. (a)	351,899
9,365	HealthSouth Corp.	336,485
8,874	Insys Therapeutics, Inc. (a)	367,650
9,366	Lannett Co., Inc. (a)	334,554
11,136	NuVasive, Inc. (a)	427,734
33,882	PDL BioPharma, Inc.	281,559
13,243	PharMerica Corp. (a)	370,539
24,083	Select Medical Holdings Corp.	299,833
		3,134,605
Industrials - 18.0%
1,647	AMERCO (a)	382,302
3,284	Barrett Business Services, Inc.	195,628
7,355	Deluxe Corp.	385,917
7,215	EMCOR Group, Inc.	337,590
6,085	EnerSys, Inc.	421,630
9,973	ITT Corp.	426,445
7,454	Old Dominion Freight Line, Inc. (a)	422,940
10,301	On Assignment, Inc. (a)	397,515
21,101	RPX Corp. (a)	343,524
3,315	UniFirst Corp.	364,451
		3,677,942
Information Technology - 1.6%
42,500	Lattice Semiconductor Corp. (a)	333,200

Materials - 4.1%
13,732	Coeur Mining, Inc. (a)	127,570
17,778	FutureFuel Corp.	360,894
22,667	Stillwater Mining Co. (a)	335,698
		824,162
Technology - 15.0%
19,667	AVG Technologies NV (a)	412,220
13,364	Benchmark Electronics, Inc. (a)	302,695
45,216	Brocade Communications Systems, Inc. (a)	479,742
7,304	Cirrus Logic, Inc. (a)	145,130
15,849	Fabrinet (a)	329,184
6,922	j2 Global, Inc.	346,446
17,093	Sanmina Corp. (a)	298,273
24,284	TiVo, Inc. (a)	321,277
13,504	Unisys Corp. (a)	411,332
		3,046,299
Utilities - 1.6%
6,616	New Jersey Resources Corp.	329,477

Total Common Stock (Cost $15,522,554)	20,196,613

Total Investments - 99.1% (Cost $15,522,554)*	$20,196,613
Other Assets & Liabilities, Net – 0.9%	189,276
Net Assets – 100.0%	$20,385,889

(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,298,386
Gross Unrealized Depreciation	(624,327)
Net Unrealized Appreciation	$4,674,059

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$20,196,613
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$20,196,613

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 6, 2014

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 6, 2014